Income Taxes - Schedule of actual income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Expected income tax benefit at federal statutory tax rate	$ (34,877)	$ (34,378)
State income taxes, net of federal benefit	6,802	(1,915)
Permanent items	43	56
Equity compensation	363	635
Non-deductible compensation	1,494	1,484
Research credits	(6,596)	(6,562)
Other	(14)	24
Change in the valuation allowance	32,785	40,656
Income Tax Expense (Benefit)	$ 0	$ 0